Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 8,877	$ 7,487
Interest-earning deposits with banks	72,851	21,200
Securities available for sale, at fair value	91,638	88,661
Loans held for sale	5,373	1,958
Loans:
Loans held for investment	329,183	366,675
Less allowance for loan losses	(6,801)	(6,815)
Net loans held for investment	322,382	359,860
Premises and equipment, net	14,952	15,076
Interest receivable	1,753	2,084
Restricted stock	2,265	2,486
Bank owned life insurance	6,394	6,171
Goodwill	987	987
Other real estate owned	8,713	10,258
Prepaid assets	635	1,347
Other assets	9,174	9,327
Total assets	545,007	526,902
Deposits:
Demand noninterest-bearing	70,347	62,339
Interest checking and money market accounts	211,066	185,539
Savings deposits	43,336	39,273
Time deposits, $100,000 and over	53,449	58,274
Other time deposits	79,414	85,913
Total deposits	457,612	431,338
Short-term borrowed funds	18,690	20,791
Long-term debt	12,673	25,233
Interest payable	270	301
Other liabilities	11,449	3,636
Total liabilities	500,694	481,299
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS' EQUITY
Discount on preferred stock	(100)	(200)
Common stock, $1.25 par value: 20,000,000 shares authorized; 7,502,496 and 7,593,929 shares issued and outstanding	9,378	9,492
Additional paid-in capital	12,201	12,661
Unearned ESOP compensation	(875)	(772)
Undivided profits	10,138	10,379
Accumulated other comprehensive income	1,487	2,194
Total shareholders' equity	42,729	44,254
Total liabilities and shareholders' equity	545,007	526,902
Preferred Stock Series A
SHAREHOLDERS' EQUITY
Preferred stock, no par value: 10,000,000 shares authorized; 10,000 shares of series A issued and outstanding 500 shares of series B issued and outstanding	10,000	10,000
Preferred Stock Series B
SHAREHOLDERS' EQUITY
Preferred stock, no par value: 10,000,000 shares authorized; 10,000 shares of series A issued and outstanding 500 shares of series B issued and outstanding	500	500
Common Stock | Employee Stock Ownership Plan (ESOP)
Deposits:
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP) (Note 17)	$ 1,584	$ 1,349